LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
SCHEDULE OF LEASE LIABILITIES
	December 31,
	2023	2022
Operating lease liability – current portion	$113,220	$-
Operating lease liability – non-current portion	89,251	-
Total	$202,471	$-

SCHEDULE OF OTHER LEASE INFORMATION	Other lease information is as follows:
	December 31,
	2023	2022
Weighted-average remaining lease term – operating leases	21.5 months	-
Weighted-average discount rate – operating leases	5.88%	-

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES

The following is a schedule of future minimum payments under operating leases as of December 31:

December 31,
Less than 1 year	116,796
More than 1 year	96,484
Total lease payments	213,280
Less: discount	(10,809)
Total operating lease liability, net of interest	202,471

SCHEDULE OF MATURITIES OF FINANCE LEASE LIABILITIES

As of December 31, 2023 and 2022, the maturities of finance lease liabilities were as follows:

	December 31,
Representing:	2023	2022
Less than 1 year	$12,946	$-
More than 1 year	38,839	-
Total undiscounted lease payments	$51,785	$-
Less: discount	$(6,058)	$-
Present value of finance lease liabilities	$45,727	$-

	December 31,
Representing:	2023	2022
Current liability	$10,319	$-
Non-current liability	35,408	-
Total	$45,727	$-